Debt - Additional Information (Details) $ / shares in Units, $ in Thousands					3 Months Ended		6 Months Ended			12 Months Ended		16 Months Ended
	Jul. 13, 2022	Jul. 12, 2022	Nov. 22, 2021	Feb. 28, 2020 USD ($)	Jun. 30, 2022 USD ($) item $ / shares shares	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) item $ / shares shares	Dec. 31, 2021 USD ($) item tranche	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) item tranche	Dec. 31, 2020 USD ($)	Jun. 30, 2021	Jun. 16, 2022 USD ($)	Apr. 29, 2022 USD ($)	Mar. 16, 2022 USD ($)
Debt
Paid in kind interest						$ 400	$ 294		$ 991	$ 1,777	$ 790
Short-term debt					$ 67,871		$ 67,871	$ 4,510		4,510	6,447
Term Loan Due in 2025 | Westrock Coffee Company, LLC.
Debt
Paid in kind interest rate (as a percent)			0.25%				0.25%	0.25%				0.75%
Paid in kind interest					100	$ 400	$ 300		$ 1,000	$ 1,800	$ 800
Debt finance costs				$ 5,600	$ 5,600		$ 5,600
Face amount				$ 240,000
Effective rate (as a percent)								9.75%		9.75%
Cap on add-backs for EBITDA (as a percent)	20.00%	15.00%
Debt term				5 years			5 years
Term Loan Due in 2025 | Westrock Coffee Company, LLC. | LIBOR
Debt
Effective rate (as a percent)					9.75%		9.75%
Term Loan Due in 2025 | Westrock Coffee Company, LLC. | Term Loan are due June 30, 2021
Debt
Principal payment percentage (as a percent)							0.625%			0.25%
Term Loan Due in 2025 | Westrock Coffee Company, LLC. | Term Loan are due June 30, 2023
Debt
Principal payment percentage (as a percent)							0.9375%			0.625%
Term Loan Due in 2025 | Westrock Coffee Company, LLC. | Term Loan are due June 30, 2024
Debt
Principal payment percentage (as a percent)							1.25%			0.9375%
US Asset Based Lending Facility | Westrock Coffee Company, LLC.
Debt
Long term debt					$ 72,800		$ 72,800	$ 51,900		$ 51,900
Debt finance costs				$ 2,600	2,600		2,600
Face amount				$ 90,000
Maximum borrowing capacity					14,500		14,500	35,400		35,400
Line of credit					$ 2,700		$ 2,700	$ 2,700		$ 2,700
Cap on add-backs for EBITDA (as a percent)	20.00%	15.00%
Line of credit, Commitment fee percentage (as a percent)				0.375%			0.375%
Weighted average effective rate (as a percent)					5.80%		5.80%	4.10%		4.10%
US Asset Based Lending Facility | Westrock Coffee Company, LLC. | Base rate | Minimum
Debt
Variable rate (as a percent)				0.50%			0.50%
US Asset Based Lending Facility | Westrock Coffee Company, LLC. | Base rate | Maximum
Debt
Variable rate (as a percent)				2.00%			2.00%
US Asset Based Lending Facility | Westrock Coffee Company, LLC. | LIBOR | Minimum
Debt
Variable rate (as a percent)				1.50%			1.50%
US Asset Based Lending Facility | Westrock Coffee Company, LLC. | LIBOR | Maximum
Debt
Variable rate (as a percent)				3.00%			3.00%
International Debt and Lending Facilities | Westrock Coffee Company, LLC.
Debt
Short-term debt					$ 1,600		$ 1,600	$ 2,500		$ 2,500
Number of tranches					2		2	3		3
International Debt and Lending Facilities | Westrock Coffee Company, LLC. | Mortgage backed securities
Debt
Long term note					$ 1,900		$ 1,900
International Debt and Lending Facilities, 10.25%, 30 June 2022 | Westrock Coffee Company, LLC.
Debt
Interest rate (as a percent)								10.25%		10.25%
Short-term debt								$ 900		$ 900
International Debt and Lending Facilities, 9.5%, 30 September 2022 | Westrock Coffee Company, LLC.
Debt
Interest rate (as a percent)					9.50%		9.50%	9.50%		9.50%
Short-term debt					$ 900		$ 900	$ 900		$ 900
International Debt and Lending Facilities, 9.5%, 31 December 2022 | Westrock Coffee Company, LLC.
Debt
Short-term debt					700		700	700		700
Working Capital Trade Finance Facility | Westrock Coffee Company, LLC.
Debt
Maximum borrowing capacity													$ 62,500	$ 55,000	$ 50,000
Short-term debt					52,000		$ 52,000	34,200		$ 34,200					$ 49,300
Agent fees percentage (as a percent)							0.25%			0.25%
Working Capital Trade Finance Facility | Westrock Coffee Company, LLC. | Mortgage backed securities
Debt
Short-term debt					$ 8,900		$ 8,900	$ 4,500		$ 4,500
Number of mortgage-backed lending facilities | item					2		2	2		2
Long term note								$ 600		$ 600
Working Capital Trade Finance Facility | Westrock Coffee Company, LLC. | Prime rate | Minimum
Debt
Interest rate (as a percent)					1.50%		1.50%
Variable rate (as a percent)										1.50%
Working Capital Trade Finance Facility | Westrock Coffee Company, LLC. | Prime rate | Maximum
Debt
Interest rate (as a percent)					5.00%		5.00%
Variable rate (as a percent)										5.00%
Subordinated related party debt | Wooster Capital, LLC ("Wooster") and Jo Ellen Ford
Debt
Interest rate (as a percent)				6.00%
Face amount				$ 13,300
Debt term				10 years
Grace period				6 months
Common stock shares issued (in shares) | shares					1,330,000		1,330,000
Par value (in dollars per share) | $ / shares					$ 0.01		$ 0.01